Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Marketable Securities

	2018	2017
Investments
Current
Bank certificates of deposit (CDBs) (1)	—	3
Financial Notes (LFs) – Banks (2)	435	303
Treasury Financial Notes (LFTs) (3)	254	740
Debentures (4)	11	11
Others	4	1

	704	1,058
Non-current
Financial Notes – Banks (2)	109	—
Debentures (4)	—	30

	109	30

	813	1,088

(1)

Bank Certificates of Deposit (Certificados de Depósito Bancário, or CDBs), were remunerated in 2018 at 80% of the Interbank Rate for Interbank Certificates of Deposit, Certificados de Depósito Inter-bancário – CDIs (100.25% to 105.25% in 2017).

(2)

Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 102% and 111.25% of the CDI rate in 2018 (102.01% to 112% in 2017).

(3)	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity.
(4)

Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from 104.25% to 151% of the CDI Rate in 2018 (104.25% to 161.54% of CDI in 2017).